Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions

Note 7 - Related party transactions

The following is the list of the related parties to which the Company has transactions with:

(a) Jiangsu United RV-Sharing Management Co., Ltd. ("JURV"), the entity in which the Company's majority shareholders, Mr. Hong Wang and his spouse, Ms. Chunxue Zhou, beneficially own 22.55% equity interest.

(b) Xuete (Shanghai) Network Technology Co., Ltd. ("Xuete"), the entity in which the Company's shareholder, Ms. Chunxue Zhou, spouse of Mr. Hong Wang, owns 92.0% equity interest.

(c) Sandushuizun County Sanshui Yijia Travel Services Co., Ltd. ("Sanshui Yijia"), the entity in which the Company's majority shareholder, Mr. Hong Wang owns 90% equity interest.

(d) Beijing Xuete Northern Medical Biotechnology Co., Ltd. ("Beijing Xuete"), the entity in which the Company's shareholder, Ms. Chunxue Zhou, spouse of Mr. Hong Wang, owns 55.2% equity interest.

(e) Shenzhen Boruiju Culture Media Co., Ltd. ("Shenzhen Boruiju") (previously named Shenzhen United Netgame Culture Media Co., Ltd. ("Shenzhen United Netgame"), the entity in which the Company's majority shareholders, Mr. Hong Wang and his spouse, Ms. Chunxue Zhou, beneficially own 63.57% equity interest.

(f) Dongguan Artist Network Technology Co., Ltd. ("Dongguan Artist Network"), the entity in which the Company's majority shareholder, Mr. Hong Wang owns 54% equity interest.

(g) Hangzhou Guanding Education Information Consulting Co., Ltd. ("Hangzhou Guanding"), the entity in which the Company's majority shareholder, Mr. Hong Wang and his spouse, Ms. Chunxue Zhou, beneficially own 8.43% equity interest

(h) Hangzhou Jituji Digital Technology Co., Ltd. ("Hangzhou Jituji"), the entity in which the Company's majority shareholders, Mr. Hong Wang and his spouse, Ms. Chunxue Zhou, beneficially own 10.53% equity interest.

(i) Shenzhen Qianhai Wanshangbao Technology Co., Ltd. ("Wanshangbao"), the entity in which the Company's shareholder, Ms. Chunxue Zhou, spouse of Mr. Hong Wang, owns 33% equity interest.

(j) Guizhou United World Enterprise Management Co., Ltd. ("Guizhou United World"), the entity in which the Company's majority shareholder, Mr. Hong Wang owns 90% equity interest.

(k) Huoerguosi Guoranfeifan Culture Development Co., Ltd. ("Huoerguosi Guoranfeifan"), the entity in which the Company's majority shareholder, Mr. Hong Wang owns 90% equity interest.

(l) Ruihui Zheng, a minority shareholder of the Company.

(m) Jun Shen, a minority shareholder of the Company.

Accounts receivable - related parties

Accounts receivable from related parties consisted of the following as of the dates indicated:

Name of related party	December 31, 2019	December 31, 2018

(d) Beijing Xuete	$34,754	$34,310
(e) Shenzhen Boruiju	$-	$35,889
(f) Dongguan Artist Network	$-	$21,807
(g) Hangzhou Guanding	$-	$21,807
(h) Hangzhou Jituji	$-	$37,799
(j) Guizhou United World	$18,704	$-

Total	$53,458	$151,612

Accounts receivable from related parties were resulted from events organized during the years ended December 31, 2019 and 2018. For the years ended December 31, 2019, 2018 and 2017, the Company recognized revenues of $363,370, $666,505 and $81,406, respectively, from related parties.

Other receivables - related parties

Other receivables from related parties at December 31, 2018 consisted of advance payment of $60,828 to Jun Shen, a minority shareholder of the Company, for office relocation registration, moving expenses, rental expenses, etc. In the first quarter of 2019, the payment was expensed upon completion of the relocation. As of December 31, 2019, other receivables from related parties were $0.

Prepayments - related parties

Prepayments to related parties were for consulting, IT services and future event organizing costs, which consisted of the following as of the dates indicated:

Name of related party	December 31, 2019	December 31, 2018
(b) Xuete	$125,119	$-
(e) Shenzhen Boruiju	$143,325	$-
(f) Dongguan Artist Network	$23,997	$-
(i) Wanshangbao	$10,900	$-
(j) Guizhou United World	$1,781	$-
(k) Huoerguosi Guoranfeifan	$45,604	$-

Total	$350,726	$-

Advance from customer - related parties

Advance from related parties consisted of the following as of the dates indicated:

Name of related party	December 31, 2019	December 31, 2018
(c) Sanshui Yijia	$-	$581,526
Total	$-	$581,526

Advance from Sanshui Yijia was resulted from a service agreement entered on October 1, 2017. Pursuant to the agreement, United Culture shall provide marketing and promotion services for Sanshui Yijia for a term of five years. United Culture shall also provide data base for development of an e-commerce app. Upon signing of the agreement, Sanshui Yijia paid $581,526 (RMB 4.0 million) as advance payment. As of December 31, 2019, the Company had recorded $185,375 of revenues and returned the remaining balance to Sanshui Yijia.

Other payables - related parties

Other payables to related parties at December 31, 2019 consisted of payment of $3,878 made by Mr. Hong Wang, the CEO and majority shareholder of the Company, on behalf of the Company.